INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of Inventory
	December 31,
	2014	2013

Raw materials	$1,796	$3,693
Finished goods	8,313	10,105

	$10,109	$13,798